Pre-tax Effects of Derivative Instruments on the Company's Results of Operations (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other income (expenses) - Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedging instruments: Gain (Loss) recognized in earnings	¥ (107,792)	¥ (5,130)	¥ 59,653
Foreign exchange instruments
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives designated as hedging instruments: Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	(1,281)	(115)	1,359
Foreign exchange instruments | Other income (expenses) - Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives designated as hedging instruments: Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)	(1,197)	(78)	1,077
Derivatives designated as hedging instruments: Gain (Loss) recognized in earnings (financial instruments' time value component excluded from assessment of hedge effectiveness)	(589)	(455)	128
Derivatives not designated as hedging instruments: Gain (Loss) recognized in earnings	(111,004)	(3,709)	75,591
Interest rate instruments | Other income (expenses) - Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedging instruments: Gain (Loss) recognized in earnings	¥ 3,212	¥ (1,421)	¥ (15,938)